Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 4, 2013 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,

Class P and Class R Shares of Allianz Funds Multi-Strategy Trust,

Dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Behavioral Advantage Large Cap Fund

Within the Fund Summary relating to AllianzGI Behavioral Advantage Large Cap Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Russell Fuller, CFA, PhD, Founder and Chief Investment Officer at Fuller & Thaler, has managed the Fund since its inception in 2011.

Raife Giovinazzo, Director of Research and Portfolio Manager at Fuller & Thaler, has managed the Fund since February 2013.

The information relating to AllianzGI Behavioral Advantage Large Cap Fund contained in the table under “Management of the Funds — Sub-Advisers — Fuller & Thaler” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Behavioral Advantage Large Cap Fund	Russell Fuller	2011 (Inception)	Russell J. Fuller, CFA, PhD, founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was Vice President of Strategy Development at Concord Capital Management from 1990 to 1993, and Professor of Finance at Washington State University beginning in 1976 and Chair of the Department of Finance thereof from 1984 to 1990.

	Raife Giovinazzo	2013	Dr. Raife Giovinazzo, CFA, PhD, is Director of Research and Portfolio Manager at Fuller & Thaler. Prior to joining the firm in 2013, Dr. Giovinazzo was a co-portfolio manager and a research analyst with Blackrock’s Scientific Active Equity group (formerly Barclays Global Investors). His 10 years of investment industry experience also includes investment and consulting work with Wellington Management, Marsh & McLennan, and Mercer Management Consulting. Dr. Giovinazzo received his B.A. in sociology from Princeton, and his MBA in analytic finance, economics, and statistics, as well as a PhD in finance from the Booth School of Business at the University of Chicago.

Disclosure Relating to AllianzGI Structured Alpha Fund

Within the Prior Related Performance Information section, the second sentence of the first paragraph is hereby restated in its entirety as follows:

The following tables set forth historical performance information for the institutional accounts managed by AGI U.S. (the “AGI U.S. Composite”), by RCM Global (the “RCM Composite”) and by Caywood-Scholl (the “Caywood-Scholl Composite” and, together with the AGI U.S. Composite and the RCM Composite, the “Composites”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the AllianzGI Focused Opportunity Fund, AllianzGI China Equity Fund, AllianzGI Disciplined Equity Fund, AllianzGI Redwood Fund, AllianzGI Short Duration High Income Fund and AllianzGI Structured Alpha Fund, respectively.

The following information relating to AGI U.S.’s Prior Performance of similar accounts relating to the AllianzGI Structured Alpha

Fund is hereby added at the end of the Prior Related Performance Information section:

The table below shows the annual total returns for the Composite, and a broad-based securities market index for periods ended December 31.

AGI U.S.’s Prior

Performance of

Similar Accounts

Relating to the

AllianzGI Structured

Alpha Fund

Year	Composite (Gross of Fees)	Composite (Net of Fees)	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Annualized Since Inception	8.33%	6.50%	1.97%
Annualized 3 Year	7.18	5.17	0.12
Annualized 5 Year	6.01	4.63	0.98
2011	1.06	1.09	0.10
2010	8.43	6.00	0.13
2009	16.06	11.09	0.21
2008	-7.54	-4.53	2.06
2007	17.79	13.84	5.00
2006	15.15	11.95	4.85

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 4, 2013 to the

Statement of Additional Information dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Behavioral Advantage Large Cap Fund

The subsection captioned “Fuller & Thaler” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Raife Giovinazzo has been added as a portfolio manager of the AllianzGI Behavioral Advantage Large Cap Fund. Information regarding other accounts managed by Mr. Giovinazzo, as well as his ownership of securities of the AllianzGI Behavioral Advantage Large Cap Fund, each as of February 28, 2013, is provided below.

Other Accounts Managed

	Other Pooled Investment				Other Registered

	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Raife Giovinazzo	0	0	1	78	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered

	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raife Giovinazzo	0	0	1	78	0	0

Securities Ownership

AllianzGI Behavioral Advantage Large Cap Fund	Dollar Range of Equity Securities
Raife Giovinazzo	$100,001-$500,000

Please retain this Supplement for future reference.